Expense Example - FidelityNASDAQCompositeIndexFund-PRO - FidelityNASDAQCompositeIndexFund-PRO - Fidelity Nasdaq Composite Index Fund - Fidelity Nasdaq Composite Index Fund	May 31, 2024 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368